Shareholder Report, Line Graph (Details) - USD ($)		10 Months Ended	22 Months Ended	34 Months Ended	46 Months Ended	58 Months Ended	70 Months Ended	82 Months Ended	94 Months Ended	106 Months Ended
	Aug. 18, 2017	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2026
UVA Unconstrained Medium-Term Fixed Income ETF
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 9,900	$ 10,599	$ 11,266	$ 11,750	$ 10,190	$ 10,298	$ 10,661	$ 11,204	$ 11,653
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 9,869	$ 10,646	$ 11,576	$ 11,538	$ 10,350	$ 10,253	$ 10,523	$ 11,162	$ 11,585